TRIBUTARY FUNDS, INC.

Supplement dated August 14, 2015
to the Prospectus dated August 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS
 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Your Prospectus is hereby amended as follows:

On page 5, for the Tributary Income Fund, please delete the expense example table in its entirety and replace with the following table:

	1 year	3 years	5 years	10 years
Institutional Class	$89	$331	$593	$1,341
Institutional Plus Class	$66	$262	$474	$1,085

Please retain this supplement for future reference.